NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(each, a "Fund" and, together, the "Funds")

Supplement dated April 2, 2012 to the Prospectus
dated October 28, 2011

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Change in Distributor for the Funds

All references to Quasar Distributors, LLC and the address thereof are hereby deleted and replaced by SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NEW COVENANT FUNDS
(the "Trust")

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(each, a "Fund" and, together, the "Funds")

Supplement dated April 2, 2012 to the Statement of
Additional Information ("SAI") dated October 28, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Distributor for the Funds

The paragraph under the heading "Distributor," in the section titled "Other Service Providers," is hereby deleted and replaced with the following:

SEI Investments Distribution Co. serves as the principal underwriter (the "Distributor") for the Trust pursuant to a Distribution Agreement. The Distribution Agreement was approved at a meeting of the Board of Trustees on March 27, 2012, for an initial two-year term commencing on April 2, 2012, and is renewable annually thereafter. The Distribution Agreement is terminable without penalty on 60 days' written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor. The Distribution Agreement will also terminate automatically in the event of its assignment. The Distributor is a wholly owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

In addition, in the section titled "Code of Ethics," all references to Quasar Distributors, LLC are hereby deleted and replaced by SEI Investments Distribution Co.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE